Post employment benefits - Fair value of pension assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Post employment benefits
Investment fund	€ 580	€ 782
Defined Benefit Pension Plan
Post employment benefits
Cash and cash equivalents	52	27
Investment fund	580	782
Assets	5,148	5,047
Actual return on plan assets	121	(2,290)
Defined Benefit Pension Plan | Level1 of Fair Value Hierarchy [Member]
Post employment benefits
Equity investments	261	140
Debt instruments	928	588
Property	16	17
Annuity policies		25
Defined Benefit Pension Plan | Level 2
Post employment benefits
Equity investments	293	322
Debt instruments	944	288
Property	374	438
Derivatives	1,040	1,791
Annuity policies	€ 660	€ 629